Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended December 31,
Earnings per share	2016	2015	2014
Company posted	Net loss	Net loss	Net loss
Basic weighted average shares outstanding	1,177,693,383	852,088,530	85,515,588
Dilutive effect of Ordinary Share equivalents	None	None	None
Dilutive weighted average shares outstanding	1,177,693,383	852,088,530	85,515,588

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended	Year Ended	Year Ended
	December 31, 2016	December 31, 2015	December 31, 2014
Total share options	79,372,198	61,362,198	-
Total warrants-equity classified	1,782,246	1,782,246	-
Total warrants-liability classified	5,806,280	5,806,280	-
Total share options and warrants	86,960,724	68,950,724	-